Schedule of federal statutory income tax (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate	$ (13,061,500)	$ (1,239,000)
State income tax benefit, net of federal benefit	(2,954,400)
Non deductible interest	4,027,800
Non deductible settlement losses	8,515,100
Non deductible stock based compensation	169,400	77,000
Non deductible changes in fair value of instruments	(95,800)
Other non deductible expenses	600
Change in valuation allowance	3,398,800	1,743,000
Total
Non deductible (non-includable gains) changes in fair value of instruments		(467,000)
Warrant values within debt discount		$ (114,000)